SCHEDULE OF CONVERTIBLE NOTES (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
Total convertible notes	$ 1,109,890	$ 612,355
Accrued Interest	110,370	99,509
Debt Discount	(26,919)	(170,438)
Total	$ 1,193,341	$ 541,426